Credit Risk - Loans and advances at amortised cost by product (Details) £ in Millions	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of financial assets [line items]
Financial assets	£ 795,594	£ 803,015
Coverage ratio	0.008	0.008
Loans and advances
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 6,119	£ 6,175
Retail mortgages
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	554	516
Retail credit cards
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3,313	3,166
Retail other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	506	579
Corporate loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,689	1,872
Debt securities and other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	57	42
Gross exposure
Disclosure of financial assets [line items]
Financial assets	801,713	809,190
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(6,119)	(6,175)
Financial assets at amortised cost, class | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 401,405	£ 398,779
Coverage ratio	0.014	0.014
Financial assets at amortised cost, class | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 174,878	£ 173,770
Coverage ratio	0.003	0.003
Financial assets at amortised cost, class | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 33,954	£ 34,584
Coverage ratio	0.085	0.081
Financial assets at amortised cost, class | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 12,329	£ 15,084
Coverage ratio	0.039	0.037
Financial assets at amortised cost, class | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 122,094	£ 125,275
Coverage ratio	0.011	0.011
Financial assets at amortised cost, class | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	£ 58,150	£ 50,066
Coverage ratio	0.001	0.001
Financial assets at amortised cost, class | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 406,975	£ 404,371
Financial assets at amortised cost, class | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	175,432	174,286
Allowance account for credit losses of financial assets	175,432	174,286
Financial assets at amortised cost, class | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	37,104	37,617
Allowance account for credit losses of financial assets	37,104	37,617
Financial assets at amortised cost, class | Gross exposure | Retail other
Disclosure of financial assets [line items]
Financial assets	12,827	15,658
Allowance account for credit losses of financial assets	12,827	15,658
Financial assets at amortised cost, class | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Financial assets	123,405	126,702
Allowance account for credit losses of financial assets	123,405	126,702
Financial assets at amortised cost, class | Gross exposure | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	58,207	50,108
Allowance account for credit losses of financial assets	58,207	50,108
Financial assets at amortised cost, class | Gross exposure | Debt securities at amortised cost | Treasury and CIB
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	53,200	45,500
Financial assets at amortised cost, class | Gross exposure | Loans and advances | Treasury
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	4,500	4,100
Financial assets at amortised cost, class | Gross exposure | Loans and advances | Head Office
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	500	500
Financial assets at amortised cost, class | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Financial assets	(5,570)	(5,592)
Financial assets at amortised cost, class | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	(554)	(516)
Allowance account for credit losses of financial assets	554	516
Financial assets at amortised cost, class | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	(3,150)	(3,033)
Allowance account for credit losses of financial assets	3,150	3,033
Financial assets at amortised cost, class | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Financial assets	(498)	(574)
Allowance account for credit losses of financial assets	498	574
Financial assets at amortised cost, class | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Financial assets	(1,311)	(1,427)
Allowance account for credit losses of financial assets	1,311	1,427
Financial assets at amortised cost, class | Impairment allowance | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	(57)	(42)
Allowance account for credit losses of financial assets	57	42
Financial assets at amortised cost, class | Impairment allowance | Debt securities at amortised cost | Treasury and CIB
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(57)	(42)
Financial assets at amortised cost, class | Impairment allowance | Loans and advances | Treasury
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Financial assets at amortised cost, class | Impairment allowance | Loans and advances | Head Office
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 0	£ 0
Stage 1
Disclosure of financial assets [line items]
Coverage ratio	0.002	0.002
Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 721,151	£ 723,490
Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(1,154)	(1,302)
Stage 1 | Financial assets at amortised cost, class | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 355,358	£ 349,488
Coverage ratio	0.003	0.003
Stage 1 | Financial assets at amortised cost, class | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 155,480	£ 153,643
Coverage ratio	0	0
Stage 1 | Financial assets at amortised cost, class | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 28,877	£ 29,330
Coverage ratio	0.016	0.015
Stage 1 | Financial assets at amortised cost, class | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 10,596	£ 13,370
Coverage ratio	0.008	0.007
Stage 1 | Financial assets at amortised cost, class | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 106,052	£ 106,848
Coverage ratio	0.003	0.004
Stage 1 | Financial assets at amortised cost, class | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	£ 54,353	£ 46,297
Coverage ratio	0	0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 356,312	£ 350,545
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	155,521	153,672
Allowance account for credit losses of financial assets	155,521	153,672
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	29,351	29,788
Allowance account for credit losses of financial assets	29,351	29,788
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail other
Disclosure of financial assets [line items]
Financial assets	10,677	13,470
Allowance account for credit losses of financial assets	10,677	13,470
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Financial assets	106,387	107,309
Allowance account for credit losses of financial assets	106,387	107,309
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	54,376	46,306
Allowance account for credit losses of financial assets	54,376	46,306
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Financial assets	(954)	(1,057)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	(41)	(29)
Allowance account for credit losses of financial assets	41	29
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	(474)	(458)
Allowance account for credit losses of financial assets	474	458
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Financial assets	(81)	(100)
Allowance account for credit losses of financial assets	81	100
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Financial assets	(335)	(461)
Allowance account for credit losses of financial assets	335	461
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	(23)	(9)
Allowance account for credit losses of financial assets	£ 23	£ 9
Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Coverage ratio	0.035	0.034
Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 72,613	£ 77,434
Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(2,555)	(2,631)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 41,729	£ 44,424
Coverage ratio	0.051	0.050
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 17,699	£ 18,127
Coverage ratio	0.006	0.004
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 4,747	£ 4,829
Coverage ratio	0.246	0.251
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 1,459	£ 1,302
Coverage ratio	0.105	0.113
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 14,029	£ 16,402
Coverage ratio	0.027	0.025
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	£ 3,795	£ 3,764
Coverage ratio	0.009	0.009
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 38,120	£ 41,371
Coverage ratio	0.046	0.045
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 15,047	£ 15,937
Coverage ratio	0.004	0.003
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 4,441	£ 4,397
Coverage ratio	0.218	0.233
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 1,130	£ 1,114
Coverage ratio	0.097	0.096
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 13,707	£ 16,159
Coverage ratio	0.026	0.024
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	£ 3,795	£ 3,764
Coverage ratio	0.009	0.009
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not later than 30 days past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 2,203	£ 2,085
Coverage ratio	0.090	0.065
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not later than 30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 1,820	£ 1,673
Coverage ratio	0.011	0.007
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not later than 30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 192	£ 184
Coverage ratio	0.461	0.352
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not later than 30 days past due | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 70	£ 82
Coverage ratio	0.239	0.212
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not later than 30 days past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 121	£ 146
Coverage ratio	0.090	0.082
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not later than 30 days past due | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 1,406	£ 968
Coverage ratio	0.126	0.193
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 832	£ 517
Coverage ratio	0.019	0.017
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 114	£ 248
Coverage ratio	0.571	0.429
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 259	£ 106
Coverage ratio	0.094	0.197
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 201	£ 97
Coverage ratio	0.038	0.093
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 43,976	£ 46,740
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	17,803	18,200
Allowance account for credit losses of financial assets	17,803	18,200
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	6,298	6,449
Allowance account for credit losses of financial assets	6,298	6,449
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail other
Disclosure of financial assets [line items]
Financial assets	1,630	1,468
Allowance account for credit losses of financial assets	1,630	1,468
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Financial assets	14,416	16,826
Allowance account for credit losses of financial assets	14,416	16,826
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	3,829	3,797
Allowance account for credit losses of financial assets	3,829	3,797
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	39,945	43,310
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	15,114	15,990
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	5,676	5,731
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Retail other
Disclosure of financial assets [line items]
Financial assets	1,252	1,232
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	14,074	16,560
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	3,829	3,797
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not later than 30 days past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	2,422	2,231
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not later than 30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	1,841	1,684
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not later than 30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	356	284
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not later than 30 days past due | Retail other
Disclosure of financial assets [line items]
Financial assets	92	104
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not later than 30 days past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	133	159
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not later than 30 days past due | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	0	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	1,609	1,199
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	848	526
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	266	434
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Retail other
Disclosure of financial assets [line items]
Financial assets	286	132
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	209	107
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	0	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Financial assets	(2,247)	(2,316)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	(104)	(73)
Allowance account for credit losses of financial assets	104	73
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	(1,551)	(1,620)
Allowance account for credit losses of financial assets	1,551	1,620
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Financial assets	(171)	(166)
Allowance account for credit losses of financial assets	171	166
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Financial assets	(387)	(424)
Allowance account for credit losses of financial assets	387	424
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	(34)	(33)
Allowance account for credit losses of financial assets	34	33
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	(1,825)	(1,939)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	(67)	(53)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	(1,235)	(1,334)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Retail other
Disclosure of financial assets [line items]
Financial assets	(122)	(118)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	(367)	(401)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	(34)	(33)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not later than 30 days past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	(219)	(146)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not later than 30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	(21)	(11)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not later than 30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	(164)	(100)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not later than 30 days past due | Retail other
Disclosure of financial assets [line items]
Financial assets	(22)	(22)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not later than 30 days past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	(12)	(13)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not later than 30 days past due | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	0	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	(203)	(231)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	(16)	(9)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	(152)	(186)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Retail other
Disclosure of financial assets [line items]
Financial assets	(27)	(26)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	(8)	(10)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 0
Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Coverage ratio	0.303	0.271
Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 7,949	£ 8,266
Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(2,410)	(2,242)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 4,318	£ 4,867
Coverage ratio	0.354	0.313
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 1,699	£ 2,000
Coverage ratio	0.194	0.171
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 330	£ 425
Coverage ratio	0.773	0.692
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 274	£ 412
Coverage ratio	0.473	0.428
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 2,013	£ 2,025
Coverage ratio	0.226	0.211
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	£ 2	£ 5
Coverage ratio	0	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 6,687	£ 7,086
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	2,108	2,414
Allowance account for credit losses of financial assets	2,108	2,414
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	1,455	1,380
Allowance account for credit losses of financial assets	1,455	1,380
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail other
Disclosure of financial assets [line items]
Financial assets	520	720
Allowance account for credit losses of financial assets	520	720
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Financial assets	2,602	2,567
Allowance account for credit losses of financial assets	2,602	2,567
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	2	5
Allowance account for credit losses of financial assets	2	5
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Financial assets	(2,369)	(2,219)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	(409)	(414)
Allowance account for credit losses of financial assets	409	414
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	(1,125)	(955)
Allowance account for credit losses of financial assets	1,125	955
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Financial assets	(246)	(308)
Allowance account for credit losses of financial assets	246	308
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Financial assets	(589)	(542)
Allowance account for credit losses of financial assets	589	542
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance account for credit losses of financial assets	£ 0	£ 0